PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2022
Property Plant And Equipment
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	2022 $	2021 $
Laboratory equipment, at cost	960,872	426,701
Less: cost written-off during the year	-	(23,484)
Add: additions during the year	14,747	557,655
Less: accumulated depreciation	(744,615)	(571,467)
Add: accumulated depreciation written-off during the year	-	23,484
Net laboratory equipment	231,004	412,889
Computer equipment, at cost	251,852	672,538
Less: cost written-off during the year	-	(447,229)
Add: additions during the year	40,965	26,543
Less: accumulated depreciation	(230,186)	(664,164)
Add: accumulated depreciation written-off during the year	-	447,229
Net computer equipment	62,631	34,917
Office equipment, at cost	10,495	-
Less: cost written-off during the year	-	-
Add: additions during the year	8,214	10,495
Less: accumulated depreciation	(6,169)	(1,123)
Add: accumulated depreciation written-off during the year	-	-
Net office equipment	12,540	9,372
Total net property, plant and equipment	306,175	457,178

Reconciliation of property, plant and equipment
Opening gross carrying amount	1,220,469	1,096,489
Add: additions purchased during the year	63,926	594,693
Less: cost written-off during the year	-	(470,713)
Closing gross carrying amount	1,284,395	1,220,469
Opening accumulated depreciation and impairment losses	(763,291)	(1,054,204)
Add: accumulated depreciation written-off during the year	-	470,713
Less: depreciation expense charged	(214,929)	(179,800)
Closing accumulated depreciation and impairment losses	(978,220)	(763,291)
Total net property, plant and equipment	306,175	457,178

SCHEDULE OF RECONCILIATION OF MOVEMENTS IN PROPERTY, PLANT AND EQUIPMENT BY ASSET CATEGORY

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2022

Asset category	Opening net carrying Amount $	Additions during year $	Disposals during year $	Depreciation expense $	Closing net carrying amount $
Laboratory equipment	412,889	14,747	-	(196,632)	231,004
Computer equipment	34,917	40,965	-	(13,251)	62,631
Office equipment	9,372	8,214	-	(5,046)	12,540
Totals	457,178	63,926	-	(214,929)	306,175

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2021

Asset category	Opening net carrying Amount $	Additions during year $	Disposals during year $	Depreciation expense $	Closing net carrying amount $
Laboratory equipment	20,851	557,655	-	(165,617)	412,889
Computer equipment	21,434	26,543	-	(13,060)	34,917
Office equipment	-	10,495	-	(1,123)	9,372
Totals	42,285	594,693	-	(179,800)	457,178